Nationwide® VL Separate Account-D December 31, 2006

2006

Annual Report

Nationwide Life and Annuity Insurance Company
Home Office: Columbus, Ohio

VLOB–0233–12/06

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 58,087 shares (cost $1,459,571)	$1,581,121

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I Shares (AIMGlobHlth) 288 shares (cost $5,936)	6,184

AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I (AIMSmCpGr) 8,303 shares (cost $136,393)	153,610

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A (AlVPGrIncA) 136,490 shares (cost $3,270,878)	3,711,161

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlVPIntlValA) 14,837 shares (cost $306,889)	370,332

American Funds Insurance Series – Growth Fund – Class 2 (AFGrowth) 4,032 shares (cost $238,738)	258,383

American Funds Insurance Series – International Fund – Class 2 (AFInterntl) 19,300 shares (cost $381,887)	423,434

Calvert Variable Series, Inc. – Social Equity Portfolio (CalVSSoEq) 2,328 shares (cost $29,715)	45,356

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 660 shares (cost $12,000)	12,260

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 133,749 shares (cost $4,103,892)	4,835,018

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal) 119,542 shares (cost $2,021,515)	2,331,077

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 226,509 shares (cost $5,147,377)	5,914,157

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 17,471 shares (cost $525,507)	624,063

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 118,600 shares (cost $2,240,104)	2,829,807

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 233,364 shares (cost $5,458,208)	7,322,972

Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500) 29,896 shares (cost $4,032,795)	4,824,076

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 21,413 shares (cost $264,459)	271,510

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class (FidVIPBalS) 175,764 shares (cost $2,342,628)	2,733,138

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 48,568 shares (cost $697,057)	909,188

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 15,601 shares (cost $179,429)	177,068

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I (GVITJPBal) 149,360 shares (cost $1,474,409)	1,642,958

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx) 251,039 shares (cost $4,237,105)	4,666,807

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 4,218,179 shares (cost $4,218,179)	$4,218,179

Gartmore GVIT – Nationwide® Fund – Class I (GVITNWFund) 54,131 shares (cost $598,144)	721,026

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 9,992 shares (cost $237,569)	249,695

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV) 25,304 shares (cost $412,667)	407,139

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JanMidCpVal) 6,022 shares (cost $95,371)	99,720

JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal) 86 shares (cost $1,332)	1,382

JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond) 277 shares (cost $3,132)	3,125

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr) 288 shares (cost $5,916)	6,130

Legg Mason Partners Variable Portfolios I Inc – Investors Portfolio – Class I (LMVPInv) 2,708 shares (cost $42,477)	44,824

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStl) 44,885 shares (cost $409,067)	478,030

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 38,261 shares (cost $1,469,266)	1,585,142

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 70,630 shares (cost $2,107,280)	2,598,486

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 176,344 shares (cost $2,206,718)	2,103,785

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 238,102 shares (cost $2,444,359)	2,409,590

Royce Capital Fund – Small Cap Portfolio (RCFSmCap) 186,831 shares (cost $1,769,944)	1,993,491

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 18,477 shares (cost $420,066)	458,242

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 10,408 shares (cost $116,483)	129,889

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 108,137 shares (cost $1,108,601)	1,078,689

Total Investments	64,230,244

Accounts Receivable	–

Total Assets	64,230,244

Accounts Payable	413

Contract Owners Equity (note 7)	$64,229,831

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMCoreEq	AIMCoreStk	AIMGlobHlth	AIMGrwth	AIMSmCpGr	AlVPGrIncA	AlVPIntlValA
Reinvested dividends	$1,064,370	8,390	14,052	–	–	–	44,131	–
Mortality and expense risk charges (note 3)	(178,252)	(2,284)	(1,028)	(10)	–	(349)	(12,759)	(597)

Net investment income (loss)	886,118	6,106	13,024	(10)	–	(349)	31,372	(597)

Proceeds from mutual fund shares sold	22,026,956	17,137	1,280,987	68	1,465	10,864	582,116	40,872
Cost of mutual fund shares sold	(20,548,662)	(16,961)	(1,198,467)	(64)	(1,318)	(9,523)	(503,384)	(37,171)

Realized gain (loss) on investments	1,478,294	176	82,520	4	147	1,341	78,732	3,701
Change in unrealized gain (loss) on investments	2,456,699	121,550	(19,275)	227	(97)	14,546	241,110	63,443

Net gain (loss) on investments	3,934,993	121,726	63,245	231	50	15,887	319,842	67,144

Reinvested capital gains	2,194,720	–	–	–	–	–	160,455	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,015,831	127,832	76,269	221	50	15,538	511,669	66,547

Investment activity:	ACVPInt	AFGrowth	AFInterntl	CalVSSoEq	DryIPSmCap	DryStkIx	DryVIIntVal	FidVIPEIS
Reinvested dividends	$5,023	1,647	5,686	–	143	72,827	31,110	178,126
Mortality and expense risk charges (note 3)	(762)	(411)	(680)	(175)	(128)	(17,009)	(8,477)	(11,039)

Net investment income (loss)	4,261	1,236	5,006	(175)	15	55,818	22,633	167,087

Proceeds from mutual fund shares sold	447,947	2,071	38,380	1,740	76,442	839,560	953,724	677,262
Cost of mutual fund shares sold	(407,791)	(1,987)	(35,904)	(1,119)	(71,698)	(635,419)	(758,421)	(623,982)

Realized gain (loss) on investments	40,156	84	2,476	621	4,744	204,141	195,303	53,280
Change in unrealized gain (loss) on investments	(37,629)	19,645	41,547	3,608	(1,703)	357,728	43,182	110,812

Net gain (loss) on investments	2,527	19,729	44,023	4,229	3,041	561,869	238,485	164,092

Reinvested capital gains	–	–	–	–	811	–	175,780	683,332

Net increase (decrease) in contract owners’ equity resulting from operations	$6,788	20,965	49,029	4,054	3,867	617,687	436,898	1,014,511

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPGrS	FidVIPOvS	FidVIPConS	FidVIPIdx500	FidVIPIGBdS	FidVIPBalS	FrVIPForSec2	GVITGvtBd
Reinvested dividends	$1,862	14,484	78,548	75,368	8,969	52,424	14,698	5,547
Mortality and expense risk charges (note 3)	(1,368)	(5,044)	(14,539)	(8,940)	(559)	(5,269)	(4,021)	(287)

Net investment income (loss)	494	9,440	64,009	66,428	8,410	47,155	10,677	5,260

Proceeds from mutual fund shares sold	127,308	72,494	238,806	152,759	1,163,882	270,420	422,364	2,027
Cost of mutual fund shares sold	(98,868)	(54,636)	(189,566)	(145,307)	(1,157,441)	(254,547)	(302,614)	(2,102)

Realized gain (loss) on investments	28,440	17,858	49,240	7,452	6,441	15,873	119,750	(75)
Change in unrealized gain (loss) on investments	12,260	365,551	28,645	580,147	(5,514)	135,919	44,296	(1,585)

Net gain (loss) on investments	40,700	383,409	77,885	587,599	927	151,792	164,046	(1,660)

Reinvested capital gains	–	11,275	583,920	–	547	90,699	–	819

Net increase (decrease) in contract owners’ equity resulting from operations	$41,194	404,124	725,814	654,027	9,884	289,646	174,723	4,419

Investment activity:	GVITJPBal	GVITMdCpIdx	GVITMyMkt	GVITNWFund	GVITSmComp	GSVMdCpV	JanMidCpVal	JPMBal
Reinvested dividends	$34,724	50,427	130,891	6,882	270	3,703	2,063	268
Mortality and expense risk charges (note 3)	(3,640)	(16,537)	(11,238)	(1,532)	(638)	(1,545)	(264)	(17)

Net investment income (loss)	31,084	33,890	119,653	5,350	(368)	2,158	1,799	251

Proceeds from mutual fund shares sold	26,974	1,121,329	7,299,008	20,076	99,008	212,341	15,243	15,684
Cost of mutual fund shares sold	(25,330)	(819,259)	(7,299,008)	(15,453)	(91,844)	(193,500)	(15,039)	(15,378)

Realized gain (loss) on investments	1,644	302,070	–	4,623	7,164	18,841	204	306
Change in unrealized gain (loss) on investments	136,866	(11,443)	–	70,422	14,645	(8,023)	4,350	(182)

Net gain (loss) on investments	138,510	290,627	–	75,045	21,809	10,818	4,554	124

Reinvested capital gains	–	60,004	–	–	4,270	40,790	2,155	–

Net increase (decrease) in contract owners’ equity resulting from operations	$169,594	384,521	119,653	80,395	25,711	53,766	8,508	375

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	JPMCBond	JPMMidCapGr	JPMMidCapV	JPMEqIndx	LMVPInv	MFSInvGrStl	OppCapAp	OppGlSec
Reinvested dividends	$939	–	199	471	663	–	3,984	19,829
Mortality and expense risk charges (note 3)	(92)	(109)	(35)	(126)	(73)	(2,220)	(5,318)	(8,526)

Net investment income (loss)	847	(109)	164	345	590	(2,220)	(1,334)	11,303

Proceeds from mutual fund shares sold	50,858	86,256	36,093	64,811	1,276,814	220,294	286,334	196,256
Cost of mutual fund shares sold	(50,400)	(85,505)	(36,299)	(59,141)	(1,267,184)	(200,236)	(261,670)	(137,190)

Realized gain (loss) on investments	458	751	(206)	5,670	9,630	20,058	24,664	59,066
Change in unrealized gain (loss) on investments	(269)	(1,619)	(928)	(1,571)	2,083	6,171	71,013	170,237

Net gain (loss) on investments	189	(868)	(1,134)	4,099	11,713	26,229	95,677	229,303

Reinvested capital gains	–	1,172	2,545	–	994	–	–	103,577

Net increase (decrease) in contract owners’ equity resulting from operations	$1,036	195	1,575	4,444	13,297	24,009	94,343	344,183

Investment activity:	PVITRealRet	PVITTotRet	RCFSmCap	TRowEqInc2	VKMidCapG	WRSmCapGr
Reinvested dividends	$90,933	98,253	1,196	5,640	–	–
Mortality and expense risk charges (note 3)	(8,553)	(8,857)	(7,600)	(1,607)	(211)	(3,779)

Net investment income (loss)	82,380	89,396	(6,404)	4,033	(211)	(3,779)

Proceeds from mutual fund shares sold	1,513,521	1,047,787	626,632	156,426	6,460	228,056
Cost of mutual fund shares sold	(1,568,200)	(1,088,588)	(474,980)	(146,638)	(5,975)	(183,555)

Realized gain (loss) on investments	(54,679)	(40,801)	151,652	9,788	485	44,501
Change in unrealized gain (loss) on investments	(82,248)	12,648	12,790	41,324	13,405	(111,385)

Net gain (loss) on investments	(136,927)	(28,153)	164,442	51,112	13,890	(66,884)

Reinvested capital gains	55,591	12,844	89,016	12,137	–	101,987

Net increase (decrease) in contract owners’ equity resulting from operations	$1,044	74,087	247,054	67,282	13,679	31,324

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBValue		AIMCoreEq		AIMCoreStk
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$886,118	497,726	–	(7,608)	6,106	–	13,024	(686)
Realized gain (loss) on investments	1,478,294	5,863,590	–	529,835	176	–	82,520	264,071
Change in unrealized gain (loss) on investments	2,456,699	(2,671,499)	–	(471,017)	121,550	–	(19,275)	(254,785)
Reinvested capital gains	2,194,720	687,060	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,015,831	4,376,877	–	51,210	127,832	–	76,269	8,600

Equity transactions:
Purchase payments received from contract owners (note 6)	6,919,524	7,504,514	–	146,904	206,458	–	45,380	322,188
Transfers between funds	–	–	–	1,488,816	1,273,653	–	(1,273,653)	(1,480,118)
Surrenders (note 6)	–	(24,083,026)	–	(4,765,870)	–	–	–	–
Death benefits (note 4)	(217,422)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,286,299)	(1,923,010)	–	(120,294)	(17,199)	–	(8,367)	(68,982)
Adjustments to maintain reserves	(10,834)	(2,369)	–	(25)	(7,994)	–	(199)	(10)

Net equity transactions	5,404,969	(18,503,891)	–	(3,250,469)	1,454,918	–	(1,236,839)	(1,226,922)

Net change in contract owners’ equity	12,420,800	(14,127,014)	–	(3,199,259)	1,582,750	–	(1,160,570)	(1,218,322)
Contract owners’ equity beginning of period	51,809,031	65,936,045	–	3,199,259	–	–	1,160,570	2,378,892

Contract owners’ equity end of period	$64,229,831	51,809,031	–	–	1,582,750	–	–	1,160,570

CHANGES IN UNITS:
Beginning units	4,083,362	5,553,628	–	233,338	–	–	101,482	214,696

Units purchased	1,214,364	1,976,915	–	159,203	146,937	–	3,801	55,995
Units redeemed	(770,444)	(3,447,181)	–	(392,541)	(1,701)	–	(105,283)	(169,209)

Ending units	4,527,282	4,083,362	–	–	145,236	–	–	101,482

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMDyn		AIMGlobHlth		AIMGrwth		AIMMidCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(22)	(10)	(24)	–	(6,998)	–	(8,346)
Realized gain (loss) on investments	–	11,008	4	11,605	147	469,854	–	516,603
Change in unrealized gain (loss) on investments	–	(16,014)	227	(17,590)	(97)	(268,718)	–	(393,049)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	(5,028)	221	(6,009)	50	194,138	–	115,208

Equity transactions:
Purchase payments received from contract owners (note 6)	–	952	3,730	4,198	–	149,648	–	167,890
Transfers between funds	–	(131,874)	–	(120,624)	–	588,850	–	895,294
Surrenders (note 6)	–	–	–	–	–	(4,398,800)	–	(4,616,304)
Death benefits (note 4)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	(300)	(72)	(318)	–	(110,114)	–	(130,026)
Adjustments to maintain reserves	–	(19)	2	1	(50)	(1,440)	–	(18)

Net equity transactions	–	(131,241)	3,660	(116,743)	(50)	(3,771,856)	–	(3,683,164)

Net change in contract owners’ equity	–	(136,269)	3,881	(122,752)	–	(3,577,718)	–	(3,567,956)
Contract owners’ equity beginning of period	–	136,269	2,311	125,063	–	3,577,718	–	3,567,956

Contract owners’ equity end of period	$–	–	6,192	2,311	–	–	–	–

CHANGES IN UNITS:
Beginning units	–	12,758	174	10,156	–	326,490	–	251,542

Units purchased	–	92	275	334	–	113,060	–	113,807
Units redeemed	–	(12,850)	(5)	(10,316)	–	(439,550)	–	(365,349)

Ending units	–	–	444	174	–	–	–	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMSmCpGr		AIMTech		AIMTotRet		AlVPGrIncA
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(349)	(8,766)	–	(4)	–	3,398	31,372	25,658
Realized gain (loss) on investments	1,341	917,502	–	(161)	–	50,484	78,732	114,451
Change in unrealized gain (loss) on investments	14,546	(806,193)	–	(1,772)	–	(90,957)	241,110	(29,332)
Reinvested capital gains	–	–	–	–	–	–	160,455	–

Net increase (decrease) in contract owners’ equity resulting from operations	15,538	102,543	–	(1,937)	–	(37,075)	511,669	110,777

Equity transactions:
Purchase payments received from contract owners (note 6)	21,168	213,110	–	160	–	92,474	1	(26)
Transfers between funds	26,625	(157,642)	–	(21,212)	–	(1,774,204)	528,745	727,738
Surrenders (note 6)	–	(4,426,484)	–	–	–	–	–	–
Death benefits (note 4)	(694)	–	–	–	–	–	(13,418)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,495)	(137,974)	–	(52)	–	(35,364)	(43,848)	(40,458)
Adjustments to maintain reserves	32	(13)	–	(11)	–	(29)	35	10

Net equity transactions	44,636	(4,509,003)	–	(21,115)	–	(1,717,123)	471,515	687,264

Net change in contract owners’ equity	60,174	(4,406,460)	–	(23,052)	–	(1,754,198)	983,184	798,041
Contract owners’ equity beginning of period	93,468	4,499,928	–	23,052	–	1,754,198	2,728,015	1,929,974

Contract owners’ equity end of period	$153,642	93,468	–	–	–	–	3,711,199	2,728,015

CHANGES IN UNITS:
Beginning units	6,448	326,208	–	2,718	–	177,014	233,326	172,414

Units purchased	3,089	68,014	–	20	–	31,292	42,990	64,504
Units redeemed	(207)	(387,774)	–	(2,738)	–	(208,306)	(4,600)	(3,592)

Ending units	9,330	6,448	–	–	–	–	271,716	233,326

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlVPIntlValA		ACVPInt		AFGrowth		AFInterntl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(597)	–	4,261	1,510	1,236	–	5,006	–
Realized gain (loss) on investments	3,701	–	40,156	2,349	84	–	2,476	–
Change in unrealized gain (loss) on investments	63,443	–	(37,629)	21,714	19,645	–	41,547	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	66,547	–	6,788	25,573	20,965	–	49,029	–

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	–	–	–
Transfers between funds	306,841	–	(224,665)	67,696	239,523	–	377,884	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	(12,655)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,057)	–	(4,777)	(6,002)	(2,105)	–	(3,478)	–
Adjustments to maintain reserves	23	–	(4)	4	19	–	13	–

Net equity transactions	303,807	–	(242,101)	61,698	237,437	–	374,419	–

Net change in contract owners’ equity	370,354	–	(235,313)	87,271	258,402	–	423,448	–
Contract owners’ equity beginning of period	–	–	235,313	148,042	–	–	–	–

Contract owners’ equity end of period	$370,354	–	–	235,313	258,402	–	423,448	–

CHANGES IN UNITS:
Beginning units	–	–	25,592	18,162	–	–	–	–

Units purchased	29,978	–	–	8,156	25,111	–	39,955	–
Units redeemed	(272)	–	(25,592)	(726)	(213)	–	(347)	–

Ending units	29,706	–	–	25,592	24,898	–	39,608	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CalVSSoEq		DryIPSmCap		DryStkIx		DryVIIntVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(175)	(146)	15	(124)	55,818	46,798	22,633	(6,140)
Realized gain (loss) on investments	621	311	4,744	418	204,141	241,552	195,303	90,431
Change in unrealized gain (loss) on investments	3,608	1,537	(1,703)	1,938	357,728	(114,133)	43,182	92,822
Reinvested capital gains	–	–	811	74	–	–	175,780	18,424

Net increase (decrease) in contract owners’ equity resulting from operations	4,054	1,702	3,867	2,306	617,687	174,217	436,898	195,537

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	6	(4)	4	–	(2)	–
Transfers between funds	–	–	(24,051)	5,940	489,362	397,904	22,440	484,552
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	(632)	–	–	–	(39,759)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(933)	(872)	(1,794)	(1,486)	(69,297)	(69,636)	(25,768)	(23,042)
Adjustments to maintain reserves	(11)	(11)	(7)	(9)	23	15	(2)	5

Net equity transactions	(1,576)	(883)	(25,846)	4,441	380,333	328,283	(3,332)	461,515

Net change in contract owners’ equity	2,478	819	(21,979)	6,747	998,020	502,500	433,566	657,052
Contract owners’ equity beginning of period	42,879	42,060	34,241	27,494	3,837,037	3,334,537	1,897,527	1,240,475

Contract owners’ equity end of period	$45,357	42,879	12,262	34,241	4,835,057	3,837,037	2,331,093	1,897,527

CHANGES IN UNITS:
Beginning units	3,084	3,150	2,514	2,156	360,122	326,338	115,534	84,172

Units purchased	–	–	–	473	43,993	40,595	2,127	32,897
Units redeemed	(108)	(66)	(1,724)	(115)	(9,645)	(6,811)	(1,427)	(1,535)

Ending units	2,976	3,084	790	2,514	394,470	360,122	116,234	115,534

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPGrS		FidVIPOvS		FidVIPConS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$167,087	92,752	494	1,108	9,440	19,400	64,009	(818)
Realized gain (loss) on investments	53,280	50,551	28,440	53,827	17,858	2,006,550	49,240	11,798
Change in unrealized gain (loss) on investments	110,812	(109,756)	12,260	(18,576)	365,551	(1,298,654)	28,645	854,245
Reinvested capital gains	683,332	241,042	–	–	11,275	30,940	583,920	984

Net increase (decrease) in contract owners’ equity resulting from operations	1,014,511	274,589	41,194	36,359	404,124	758,236	725,814	866,209

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	5	(4)	83,370	332,138	–	–
Transfers between funds	(394,261)	(1,523,062)	(65,496)	(52,306)	739,317	802,858	776,688	23,582
Surrenders (note 6)	–	–	–	–	–	(5,875,568)	–	–
Death benefits (note 4)	–	–	–	–	–	–	(4,876)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(177,419)	(182,400)	(21,690)	(23,842)	(74,725)	(226,646)	(219,439)	(170,278)
Adjustments to maintain reserves	45	12	(3)	6	4	25	22	44

Net equity transactions	(571,635)	(1,705,450)	(87,184)	(76,146)	747,966	(4,967,193)	552,395	(146,652)

Net change in contract owners’ equity	442,876	(1,430,861)	(45,990)	(39,787)	1,152,090	(4,208,957)	1,278,209	719,557
Contract owners’ equity beginning of period	5,471,340	6,902,201	670,074	709,861	1,677,758	5,886,715	6,044,822	5,325,265

Contract owners’ equity end of period	$5,914,216	5,471,340	624,084	670,074	2,829,848	1,677,758	7,323,031	6,044,822

CHANGES IN UNITS:
Beginning units	458,254	610,162	75,752	84,774	134,222	529,604	406,834	417,912

Units purchased	–	–	–	1,035	63,987	228,717	50,230	1,630
Units redeemed	(44,914)	(151,908)	(9,160)	(10,057)	(5,597)	(624,099)	(14,362)	(12,708)

Ending units	413,340	458,254	66,592	75,752	192,612	134,222	442,702	406,834

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPIdx500		FidVIPIGBdS		FidVIPBalS		FrVIPForSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$66,428	64,750	8,410	15,910	47,155	63,790	10,677	6,882
Realized gain (loss) on investments	7,452	(28,913)	6,441	(3,534)	15,873	(18,946)	119,750	64,046
Change in unrealized gain (loss) on investments	580,147	148,513	(5,514)	(7,169)	135,919	88,223	44,296	12,200
Reinvested capital gains	–	–	547	10,398	90,699	1,982	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	654,027	184,350	9,884	15,605	289,646	135,049	174,723	83,128

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	–	(1)	–
Transfers between funds	38,563	(148,078)	(952,066)	748,648	(180,155)	(182,472)	(227,101)	(209,790)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(23,023)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(143,847)	(138,386)	(8,961)	(16,578)	(84,997)	(88,256)	(22,042)	(25,094)
Adjustments to maintain reserves	61	5	6	(3)	20	(1)	3	1

Net equity transactions	(105,223)	(286,459)	(961,021)	732,067	(265,132)	(270,729)	(272,164)	(234,883)

Net change in contract owners’ equity	548,804	(102,109)	(951,137)	747,672	24,514	(135,680)	(97,441)	(151,755)
Contract owners’ equity beginning of period	4,275,338	4,377,447	1,222,655	474,983	2,708,652	2,844,332	1,006,635	1,158,390

Contract owners’ equity end of period	$4,824,142	4,275,338	271,518	1,222,655	2,733,166	2,708,652	909,194	1,006,635

CHANGES IN UNITS:
Beginning units	407,914	436,930	97,252	38,490	233,518	258,454	62,286	78,650

Units purchased	3,603	–	–	60,097	–	–	–	–
Units redeemed	(13,003)	(29,016)	(76,504)	(1,335)	(22,032)	(24,936)	(15,778)	(16,364)

Ending units	398,514	407,914	20,748	97,252	211,486	233,518	46,508	62,286

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGvtBd		GVITJPBal		GVITMdCpIdx		GVITMyMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,260	1,456	31,084	21,900	33,890	22,964	119,653	48,122
Realized gain (loss) on investments	(75)	(5,439)	1,644	382	302,070	188,715	–	–
Change in unrealized gain (loss) on investments	(1,585)	6,695	136,866	31,684	(11,443)	(39,595)	–	–
Reinvested capital gains	819	62	–	–	60,004	221,694	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,419	2,774	169,594	53,966	384,521	393,778	119,653	48,122

Equity transactions:
Purchase payments received from contract owners (note 6)	104,073	91,206	155,363	166,504	130,648	126,686	6,006,691	5,526,270
Transfers between funds	–	(320,458)	–	1,153,166	330,148	738,580	(4,338,737)	(4,736,786)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	(19,198)	–	(15,073)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,126)	(1,332)	(28,164)	(27,474)	(66,610)	(60,994)	(47,420)	(40,732)
Adjustments to maintain reserves	3	(12)	1	15	32	(5)	(101)	(36)

Net equity transactions	101,950	(230,596)	127,200	1,292,211	375,020	804,267	1,605,360	748,716

Net change in contract owners’ equity	106,369	(227,822)	296,794	1,346,177	759,541	1,198,045	1,725,013	796,838
Contract owners’ equity beginning of period	70,710	298,532	1,346,177	–	3,907,318	2,709,273	2,493,102	1,696,264

Contract owners’ equity end of period	$177,079	70,710	1,642,971	1,346,177	4,666,859	3,907,318	4,218,115	2,493,102

CHANGES IN UNITS:
Beginning units	5,040	21,918	122,946	–	196,354	152,070	211,036	146,948

Units purchased	7,354	6,555	13,533	125,512	21,942	47,593	500,869	491,659
Units redeemed	(150)	(23,433)	(2,467)	(2,566)	(4,108)	(3,309)	(368,901)	(427,571)

Ending units	12,244	5,040	134,012	122,946	214,188	196,354	343,004	211,036

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund		GVITSmComp		GVITVKVal		GSVMdCpV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,350	3,390	(368)	(360)	–	(16)	2,158	584
Realized gain (loss) on investments	4,623	10,799	7,164	(2,301)	–	8,294	18,841	6,370
Change in unrealized gain (loss) on investments	70,422	26,579	14,645	(372)	–	(12,117)	(8,023)	(3,552)
Reinvested capital gains	–	–	4,270	23,342	–	–	40,790	27,088

Net increase (decrease) in contract owners’ equity resulting from operations	80,395	40,768	25,711	20,309	–	(3,839)	53,766	30,490

Equity transactions:
Purchase payments received from contract owners (note 6)	109,575	110,512	36,660	31,474	–	718	(2)	–
Transfers between funds	(2,201)	196,338	(15,039)	127,774	–	(98,986)	81,340	79,090
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(9,218)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,857)	(11,624)	(6,088)	(3,678)	–	(228)	(11,327)	(8,816)
Adjustments to maintain reserves	(21)	37	(17)	(11)	–	(17)	(6)	17

Net equity transactions	95,496	295,263	15,516	155,559	–	(98,513)	60,787	70,291

Net change in contract owners’ equity	175,891	336,031	41,227	175,868	–	(102,352)	114,553	100,781
Contract owners’ equity beginning of period	545,152	209,121	208,482	32,614	–	102,352	292,607	191,826

Contract owners’ equity end of period	$721,043	545,152	249,709	208,482	–	–	407,160	292,607

CHANGES IN UNITS:
Beginning units	48,708	20,024	9,218	1,616	–	9,778	12,040	8,870

Units purchased	9,335	29,778	1,544	7,777	–	71	3,242	3,557
Units redeemed	(1,207)	(1,094)	(890)	(175)	–	(9,849)	(802)	(387)

Ending units	56,836	48,708	9,872	9,218	–	–	14,480	12,040

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanMidCpVal		JPMBal		JPMCBond		JPMMidCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,799	–	251	232	847	708	(109)	(76)
Realized gain (loss) on investments	204	–	306	(10)	458	(315)	751	778
Change in unrealized gain (loss) on investments	4,350	–	(182)	9	(269)	111	(1,619)	1,251
Reinvested capital gains	2,155	–	–	–	–	–	1,172	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,508	–	375	231	1,036	504	195	1,953

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	–	7	(2)
Transfers between funds	94,869	–	(10,267)	72	(22,183)	900	(12,819)	2,392
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	(2,266)	–	–	–	–	–	(760)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,391)	–	(233)	(548)	(1,330)	(1,234)	(1,204)	(892)
Adjustments to maintain reserves	26	–	1	8	(7)	5	(5)	10

Net equity transactions	91,238	–	(10,499)	(468)	(23,520)	(329)	(14,781)	1,508

Net change in contract owners’ equity	99,746	–	(10,124)	(237)	(22,484)	175	(14,586)	3,461
Contract owners’ equity beginning of period	–	–	11,527	11,764	25,613	25,438	20,729	17,268

Contract owners’ equity end of period	$99,746	–	1,403	11,527	3,129	25,613	6,143	20,729

CHANGES IN UNITS:
Beginning units	–	–	1,144	1,192	1,868	1,892	2,224	2,050

Units purchased	7,103	–	–	7	–	67	–	276
Units redeemed	(273)	–	(1,018)	(55)	(1,648)	(91)	(1,630)	(102)

Ending units	6,830	–	126	1,144	220	1,868	594	2,224

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JPMMidCapV		JPMEqIndx		LMVPInv		MFSInvGrStl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$164	10	345	190	590	90	(2,220)	(280)
Realized gain (loss) on investments	(206)	(191)	5,670	337	9,630	16,037	20,058	53,492
Change in unrealized gain (loss) on investments	(928)	913	(1,571)	807	2,083	(22,359)	6,171	(37,411)
Reinvested capital gains	2,545	820	–	–	994	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,575	1,552	4,444	1,334	13,297	(6,232)	24,009	15,801

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	1	(2)	16,392	21,524	–	–
Transfers between funds	(26,215)	23,614	(35,863)	2,648	–	(194,118)	(108,186)	(502,714)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	(12,766)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(559)	(706)	(1,836)	(1,382)	(471)	(1,042)	(12,136)	(13,234)
Adjustments to maintain reserves	(1)	(22)	(9)	4	(3,651)	17	1	10

Net equity transactions	(26,775)	22,886	(37,707)	1,268	12,270	(173,619)	(133,087)	(515,938)

Net change in contract owners’ equity	(25,200)	24,438	(33,263)	2,602	25,567	(179,851)	(109,078)	(500,137)
Contract owners’ equity beginning of period	25,200	762	33,263	30,661	15,630	195,481	587,128	1,087,265

Contract owners’ equity end of period	$–	25,200	–	33,263	41,197	15,630	478,050	587,128

CHANGES IN UNITS:
Beginning units	1,512	50	3,856	3,698	1,084	14,406	57,102	110,050

Units purchased	–	1,508	–	324	1,370	1,562	–	–
Units redeemed	(1,512)	(46)	(3,856)	(166)	(32)	(14,884)	(13,710)	(52,948)

Ending units	–	1,512	–	3,856	2,422	1,084	43,392	57,102

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSValueI		OppCapAp		OppGlSec		PVITRealRet
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(18)	(1,334)	4,346	11,303	5,992	82,380	39,186
Realized gain (loss) on investments	–	25,200	24,664	9,224	59,066	50,074	(54,679)	11,581
Change in unrealized gain (loss) on investments	–	(32,899)	71,013	31,255	170,237	145,657	(82,248)	(43,004)
Reinvested capital gains	–	–	–	–	103,577	–	55,591	20,214

Net increase (decrease) in contract owners’ equity resulting from operations	–	(7,717)	94,343	44,825	344,183	201,723	1,044	27,977

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	(2)	–	–	–	3	–
Transfers between funds	–	(325,826)	575,673	688,284	648,060	485,444	296,793	594,744
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	(846)	–	(10,031)	–	(13,398)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	–	–	(14,818)	(11,714)	(30,178)	(21,100)	(30,572)	(28,026)
Adjustments to maintain reserves	–	(21)	(3)	5	25	(10)	760	(375)

Net equity transactions	–	(325,847)	560,004	676,575	607,876	464,334	253,586	566,343

Net change in contract owners’ equity	–	(333,564)	654,347	721,400	952,059	666,057	254,630	594,320
Contract owners’ equity beginning of period	–	333,564	930,804	209,404	1,646,452	980,395	1,849,916	1,255,596

Contract owners’ equity end of period	$–	–	1,585,151	930,804	2,598,511	1,646,452	2,104,546	1,849,916

CHANGES IN UNITS:
Beginning units	–	28,266	85,240	20,074	112,310	76,140	133,526	92,138

Units purchased	–	–	51,175	66,296	41,457	37,780	21,030	43,427
Units redeemed	–	(28,266)	(1,403)	(1,130)	(2,557)	(1,610)	(3,166)	(2,039)

Ending units	–	–	135,012	85,240	151,210	112,310	151,390	133,526

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITTotRet		RCFSmCap		TRowEqInc2		VKMidCapG
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$89,396	53,174	(6,404)	(6,150)	4,033	2,392	(211)	–
Realized gain (loss) on investments	(40,801)	967	151,652	96,115	9,788	3,520	485	–
Change in unrealized gain (loss) on investments	12,648	(49,947)	12,790	7,159	41,324	(11,215)	13,405	–
Reinvested capital gains	12,844	32,028	89,016	17,656	12,137	12,072	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	74,087	36,222	247,054	114,780	67,282	6,769	13,679	–

Equity transactions:
Purchase payments received from contract owners (note 6)	1	–	(1)	–	(2)	(4)	–	–
Transfers between funds	372,895	1,172,590	58,626	278,322	154,019	83,890	117,284	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	(13,871)	–	(10,930)	–	(10,758)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(30,196)	(27,986)	(26,955)	(25,936)	(11,148)	(8,230)	(1,074)	–
Adjustments to maintain reserves	91	(569)	14	27	(9)	13	1	–

Net equity transactions	328,920	1,144,035	20,754	252,413	132,102	75,669	116,211	–

Net change in contract owners’ equity	403,007	1,180,257	267,808	367,193	199,384	82,438	129,890	–
Contract owners’ equity beginning of period	2,006,676	826,419	1,725,724	1,358,531	258,879	176,441	–	–

Contract owners’ equity end of period	$2,409,683	2,006,676	1,993,532	1,725,724	458,263	258,879	129,890	–

CHANGES IN UNITS:
Beginning units	166,900	70,122	118,794	101,118	17,408	12,254	–	–

Units purchased	30,493	99,124	2,870	19,559	10,043	5,724	9,758	–
Units redeemed	(3,625)	(2,346)	(2,446)	(1,883)	(1,375)	(570)	(86)	–

Ending units	193,768	166,900	119,218	118,794	26,076	17,408	9,672	–

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCapGr
Investment activity:	2006	2005
Net investment income (loss)	$(3,779)	(2,384)
Realized gain (loss) on investments	44,501	34,269
Change in unrealized gain (loss) on investments	(111,385)	5,375
Reinvested capital gains	101,987	28,240

Net increase (decrease) in contract owners’ equity resulting from operations	31,324	65,500

Equity transactions:
Purchase payments received from contract owners (note 6)	(2)	–
Transfers between funds	363,610	120,544
Surrenders (note 6)	–	–
Death benefits (note 4)	(3,250)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,296)	(9,702)
Adjustments to maintain reserves	3	2

Net equity transactions	348,065	110,844

Net change in contract owners’ equity	379,389	176,344
Contract owners’ equity beginning of period	699,307	522,963

Contract owners’ equity end of period	$1,078,696	699,307

CHANGES IN UNITS:
Beginning units	50,744	42,666

Units purchased	25,170	8,838
Units redeemed	(1,108)	(760)

Ending units	74,806	50,744

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b)	The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)*

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)*

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

    AIM Variable Insurance Funds – AIM V.I. Dynamics Fund – Series I (AIMDyn)*

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)*

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

    AIM Variable Insurance Funds – AIM V.I. High Yield Fund – Series I (AIMHighYld)*

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I (AIMMidCore)*

    AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I (AIMSmCpGr)

        (formerly AIM Variable Insurance Funds – AIM V.I. Small Company Growth Fund – Series I)

    AIM Variable Insurance Funds – AIM V.I. Technology Fund – Series I (AIMTech)*

    AIM Variable Insurance Funds – AIM V.I. Utilities Fund – Series I (AIMUtility)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class A (AlVPGrIncA)

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio –

        Class B (AlVPGrIncB)*

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio –

        Class A (AlVPIntlValA)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class A (AlVPSmMdCpA)*

    AllianceBernstein Variable Products Series Fund Inc. – Value Portfolio – Class A (AlVPValueA)*

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Balanced Fund – Class I (ACVPBal)*

    American Century Variable Portfolios Inc. – Capital Appreciation Fund – Class I (ACVPCapAp)*

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)*

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)*

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)*

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the American Funds Insurance Series®;

    American Funds Insurance Series® – Growth Fund – Class 2 (AFGrowth)

    American Funds Insurance Series® – International Fund – Class 2 (AFInterntl)

Portfolio of the Baron Capital Funds Trust;

    Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares (BCFTCpAsset)*

BlackRock Balanced Capital V.I. Fund – Class II (BRBalCap)*

    (formerly Mercury American Balanced Variable Insurance Fund – Class II)

BlackRock Basic Value V.I. Fund – Class II (BRBasicVal)*

    (formerly Mercury Basic Value Variable Insurance Fund – Class II)

BlackRock Bond V.I. Fund – Class II (BRBondVI)*

    (formerly Mercury Core Bond Variable Insurance Fund – Class II)

BlackRock Fundamental Growth V.I. Fund – Class II (BRFundGro)*

    (formerly Mercury Fundamental Growth Variable Insurance Fund – Class II)

BlackRock Global Allocation V.I. Fund – Class II (BRGlobAlloc)*

    (formerly Mercury Global Allocation Variable Insurance Fund – Class II)

BlackRock Global Growth V.I. Fund – Class II (BRGlobGro)*

    (formerly Mercury Global Growth Variable Insurance Fund – Class II)

BlackRock Government Income V.I. Fund – Class II (BRGovInc)*

    (formerly Mercury Government Bond Variable Insurance Fund – Class II)

BlackRock High Income V.I. Fund – Class II (BRHighInc)*

    (formerly Mercury High Current Income Variable Insurance Fund – Class II)

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

    (formerly Mercury Large Cap Core Variable Insurance Fund – Class II)

BlackRock Large Cap Growth V.I. Fund – Class II (BRLrgCpGr)*

    (formerly Mercury Large Cap Growth Variable Insurance Fund – Class II)

BlackRock Large Cap Value V.I. Fund – Class II (BRLrgCpVal)*

    (formerly Mercury Large Cap Value Variable Insurance Fund – Class II)

BlackRock Money Market V.I. Fund – Class II (BRMonMrkt)*

    (formerly Mercury Domestic Money Market Variable Insurance Fund – Class II)

BlackRock S&P 500 Index V.I. Fund – Class II (BRSP500)*

    (formerly Mercury Index 500 Variable Insurance Fund – Class II)

BlackRock Utilities and Telecommunications V.I. Fund – Class II (BRUtilityTech)*

    (formerly Mercury Utilities and Telecom Variable Insurance Fund – Class II)

BlackRock Value Opportunities V.I. Fund – Class II (BRValOp)*

    (formerly Mercury Value Opportunities Variable Insurance Fund – Class II)

Portfolio of the Calvert Variable Series Inc.;

    Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Portfolio of the Columbia Funds Variable Insurance Trust I;

    Columbia Funds Variable Insurance Trust I – Marsico Growth Fund Variable Series –

        Class A (ColMarGrow)* (formerly Nations Funds – Nations Marsico Growth Portfolio)

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Mid Cap Stock Index Portfolio – Initial Shares (DryIPMidCap)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)*

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIApp)*

    Dreyfus Variable Investment Fund – Disciplined Stock Portfolio – Initial Shares (DryVIDiscSt)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIIntVal)

    Dreyfus Variable Investment Fund – Limited Term High Yield Portfolio – Initial Shares (DryVILtdHgYld)*

    Dreyfus Variable Investment Fund – Quality Bond Portfolio – Initial Shares (DryVIQualBd)*

    Dreyfus Variable Investment Fund – Small Company Stock Portfolio – Initial Shares (DryVISmCo)*

Portfolios of the DWS Investments Variable Investments Trust (VIT) Funds;

    DWS Investments VIT Funds – DWS Equity 500 Index VIP – Class A (DWSI500Idx)*

        (formerly Scudder VIT Equity 500 Index Fund – Class A Shares)

    DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSISmCap)*

        (formerly Scudder VIT Small Cap Index Fund – Class A Shares)

Portfolios of the DWS Variable Series I;

    DWS Variable Series I – DWS Capital Growth VIP – Class B (DWSVCapGr)*

        (formerly Scudder Variable Series I – Capital Growth Portfolio – Class B)

    DWS Variable Series I – DWS Health Care VIP – Class B (DWSVHealth)*

        (formerly Scudder Variable Series I – Health Sciences Portfolio – Class B)

Portfolios of the DWS Variable Series II;

    DWS Variable Series II – DWS Balanced VIP – Class B (DWSVBal)*

        (formerly Scudder Variable Series II – Total Return Portfolio – Class B)

    DWS Variable Series II – DWS Core Fixed Income VIP – Class B (DWSVCoreFx)*

        (formerly Scudder Variable Series II – Fixed Income Portfolio – Class B)

        (formerly Scudder Variable Series II – Dreman Financial Services Portfolio – Class B)

    DWS Variable Series II – DWS Dreman High Return Equity VIP – Class B (DWSVHghRtrn)*

        (formerly Scudder Variable Series II – Dreman High Return Equity Portfolio – Class B)

    DWS Variable Series II – DWS Dreman Small Cap Value VIP – Class B (DWSVSmCpV)*

        (formerly Scudder Variable Series II – Dreman Small Cap Value Portfolio – Class B)

    DWS Variable Series II – DWS Global Thematic VIP – Class B (DWSVGlob)*

        (formerly Scudder Variable Series II – Global Blue Chip Portfolio – Class B)

    DWS Variable Series II – DWS High Income VIP – Class B (DWSVHghInc)*

        (formerly Scudder Variable Series II – High Income Portfolio – Class B)

    DWS Variable Series II – DWS Large Cap Value VIP – Class B (DWSVLrgCpV)*

        (formerly Scudder Variable Series II – Large Cap Value Portfolio – Class B)

    DWS Variable Series II – DWS Small Cap Growth VIP – Class B (DWSVSmCpG)*

        (formerly Scudder Variable Series II – Small Cap Growth Portfolio – Class B)

    DWS Variable Series II – DWS Technology VIP – Class B (DWSVTech)*

        (formerly Scudder Variable Series II – Technology Growth Portfolio – Class B)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)*

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)*

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Value Portfolio – Service Class (FidVIPVal)*

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Asset Manager Growth Portfolio –

        Service Class (FidVIPAMGrS)*

    Fidelity® Variable Insurance Products Fund II – Asset Manager Portfolio – Service Class (FidVIPAMS)*

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class (FidVIPIdx500)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Aggressive Growth Portfolio –

        Service Class (FidVIPAgGrS)*

    Fidelity® Variable Insurance Products Fund III – Balanced Portfolio –

        Service Class (FidVIPBalS)

    Fidelity® Variable Insurance Products Fund III – Dynamic Capital Appreciation Portfolio –

        Service Class (FidVIPDyCapS)*

    Fidelity® Variable Insurance Products Fund III – Growth & Income Portfolio –

        Service Class (FidVIPGrInS)*

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Service Class (FidVIPGrOpS)*

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)*

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)*

Portfolio of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)*

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)*

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)*

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)*

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)*

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)*

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)*

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)*

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)*

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)*

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)*

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)*

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)*

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)*

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMdCpIdx)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Money Market Fund – Class V (GVITMyMkt5)*

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)*

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)*

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)*

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)*

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)*

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)*

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)*

Goldman Sachs Mid Cap Value Fund – Class A (GSMidCpV)*

Portfolios of the Goldman Sachs Variable Insurance Trust (VIT);

    Goldman Sachs VIT Capital Growth Fund (GSVCpGro)*

    Goldman Sachs VIT CORE Large Cap Growth Fund (GSVLrgCpGr)*

    Goldman Sachs VIT Global Income Fund (GSVGlobInc)*

    Goldman Sachs VIT Growth and Income Fund (GSVGroInc)*

    Goldman Sachs VIT International Equity Fund (GSVIntEq)*

    Goldman Sachs VIT Mid Cap Value Fund (GSVMdCpV)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

    Goldman Sachs VIT Structured Small Cap Equity Fund (GSVStrSmCp)*

        (formerly Goldman Sachs VIT CORESM Small Cap Equity Fund)

    Goldman Sachs VIT Structured U.S. Equity Fund (GSVStrUSEq)*

        (formerly Goldman Sachs VIT CORESM U.S. Equity Fund)

Portfolios of the Huntington Variable Annuity (VA);

    Huntington VA Dividend Capture – Trust Shares (HVADivCap)*

    Huntington VA Growth Fund – Trust Shares (HVAGrowth)*

    Huntington VA Income Equity – Trust Shares (HVAIncEq)*

    Huntington VA Mid Corp America – Trust Shares (HVAMidCorp)*

    Huntington VA New Economy – Trust Shares (HVANewEcon)*

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)*

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)*

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)*

    Janus Aspen Series – International Growth Portfolio – Institutional Shares (JanIntGroI)*

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGroS)*

    Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JanMidCpVal)

Portfolios of the JPMorgan Insurance Trust;

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1 (JPMBal)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1 (JPMCBond)

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Bond Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Equity Portfolio 1 (JPMDivEq)*

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Growth Portfolio 1)

    JPMorgan Insurance Trust –

        JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

            (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Mid Cap Value Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio 1 (JPMEqIndx)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Government Bond Portfolio 1 (JPMGvtBd)*

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

        (formerly JPMorgan Investment Trust – JPMorgan Investment Trust Diversified Mid Cap Portfolio 1)

    JPMorgan Insurance Trust – JPMorgan Insurance Trust Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Bond Portfolio (JPMSTBond)*

    JPMorgan Series Trust II – JPMorgan International Equity Portfolio (JPMSTIntEq)*

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)*

    JPMorgan Series Trust II – JPMorgan Small Company Portfolio (JPMSTSmCo)*

    JPMorgan Series Trust II – JPMorgan U.S. Large Cap Core Equity Fund (JPMSTLrgCap)*

Portfolios of the Legg Mason Partners Variable Portfolios I Inc.;

    Legg Mason Partners Variable Portfolios I Inc. – All Cap Portfolio – Class I (LMVPAllCap)*

        (formerly Salomon Brothers Variable Series Funds Inc. – All Cap Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Global High Yield Bond Portfolio Class I

        (LMVPGlbHgYld)*

            (formerly Salomon Brothers Variable Series Funds Inc. – High Yield Bond Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Investors Portfolio – Class I (LMVPInv)

        (formerly Salomon Brothers Variable Series Funds Inc. – Investors Fund – Class I)

    Legg Mason Partners Variable Portfolios I Inc. – Total Return Portfolio – Class I (LMVPTotRtr)*

        (formerly Salomon Brothers Variable Series Funds Inc. – Total Return Fund – Class I)

Portfolio of the Legg Mason Partners Variable Portfolios II Inc.;

    Legg Mason Partners Variable Portfolios II Inc. – Aggressive Growth Portfolio – Class I (LMVPAggGro)*

        (formerly Salomon Brothers Variable Series Funds Inc. – Emerging Growth Fund – Class I)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Initial Class (MFSInvGrStI)

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

    MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)*

    MFS Variable Insurance Trust – Utilities Series – Initial Class (MFSUtilityI)*

    MFS Variable Insurance Trust – Utilities Series – Service Class (MFSUtilityS)*

    MFS Variable Insurance Trust – Value Series – Initial Class (MFSValueI)*

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValueS)*

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)*

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)*

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)*

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt)* (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap)* (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT All Asset Portfolio – Administrative Shares (PVITAllAst)*

    PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares (PVITHighY)*

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio –

        Administrative Shares (PVITLowDur)*

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio –

        Administrative Shares (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Pioneer High Yield VCT Portfolio – Class I Shares (PioHiYield)*

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT International Equity Fund – IA Shares (PVTIntEqIA)*

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEqIB)*

Royce Capital Fund – Micro Cap (RCFMicroCap)*

Royce Capital Fund – Small Cap (RCFSmCap)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)*

T. Rowe Price New America Growth Portfolio (TRowNewAmGr)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)*

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)*

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Equity Portfolio –

        Class I (VKEmMktEq)*

    Van Kampen – The Universal Institutional Funds Inc. – Equity Growth Portfolio – Class I (VKEqGro)*

    Van Kampen – The Universal Institutional Funds Inc. – Global Value Equity Portfolio –

        Class I (VKGlobVal)*

    Van Kampen – The Universal Institutional Funds Inc. – High Yield Portfolio (VKHighYld)*

    Van Kampen – The Universal Institutional Funds Inc. – International Magnum Portfolio –

        Class I (VKIntMag)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio –

        Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio –

        Class II (VKMidCapG2)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Mid Cap Value Portfolio –

        Class I (VKUSMidCpV)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)*

    Van Kampen – The Universal Institutional Funds Inc. – Value Portfolio (VKValue)*

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)*

    Van Kampen Life Investment Trust – Enterprise Portfolio – Class II (VKEnt2)*

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)*

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

Portfolio of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM –

        Wells Fargo Advantage VT Opportunity FundSM (WFAVTOpp)*

At December 31, 2006, contract owners were invested in all of the above funds, except those noted with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $479,106 and $562,177, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through the daily unit value calculation.

For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on the each policy anniversary, or when the loan is repaid or a new loan is effective.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%. No loans were outstanding for the periods ended December 31, 2006 and 2005.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, there were no transfers between the Account and the fixed account of the Company.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.20%)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.20%	413,340	$14.308356	$5,914,216	3.21%	19.84%
2005	0.20%	458,254	11.939536	5,471,340	1.80%	5.55%
2004	0.20%	610,162	11.312080	6,902,201	1.58%	11.16%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2004	0.20%	80,876	8.331220	673,796	0.16%	3.06%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2004	0.20%	395,940	12.715028	5,034,388	0.26%	15.11%

Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
2004	0.20%	436,930	10.018647	4,377,447	1.25%	10.39%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.20%	20,748	13.086482	271,518	3.17%	4.09%
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
2004	0.20%	38,490	12.340435	474,983	2.00%	4.11%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
2004	0.20%	258,454	11.005178	2,844,332	1.85%	5.21%

Gartmore GVIT – Money Market Fund – Class I
2006	0.20%	76	11.101216	844	4.37%	4.32%
2005	0.20%	76	10.641320	809	2.73%	2.46%
2004	0.20%	76	10.385497	789	0.83%	0.61%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.25%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2004	0.25%	194,202	13.719318	2,664,319	0.00%	10.79%
2003	0.25%	34,744	12.382943	430,233	0.04%	33.29%

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98%	04/28/06

AIM Variable Insurance Funds – AIM V.I. Core Stock Fund – Series I Shares
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
2004	0.25%	187,696	11.092753	2,082,065	0.74%	3.98%
2003	0.25%	187,983	10.668115	2,005,424	1.26%	22.29%

AIM Variable Insurance Funds – AIM V.I. Dynamics Fund – Series I Shares
2004	0.25%	12,758	10.681061	136,269	0.00%	13.06%
2003	0.25%	4,116	9.447591	38,886	0.00%	37.48%

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I Shares
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
2004	0.25%	10,156	12.314241	125,063	0.00%	7.30%
2003	0.25%	9,388	11.476339	107,740	0.00%	27.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2003	0.25%	1,861	$18.434416	$34,306	5.75%	38.47%

AIM Variable Insurance Funds – AIM V.I. Growth Fund – Series I
2004	0.25%	277,828	10.959763	3,044,929	0.00%	9.60%	04/30/04

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I
2004	0.25%	209,352	14.193109	2,971,356	0.19%	13.53%
2003	0.25%	40,414	12.501247	505,225	0.00%	27.00%

AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I
2006	0.25%	7,682	16.502275	126,770	0.00%	13.84%
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%
2004	0.25%	273,458	13.814641	3,777,724	0.00%	13.61%
2003	0.25%	160,568	12.159621	1,952,446	0.00%	33.10%

AIM Variable Insurance Funds – AIM V.I. Technology Fund – Series I Shares
2004	0.25%	2,718	8.481089	23,052	0.00%	4.37%
2003	0.25%	20,669	8.125808	167,952	0.00%	44.93%

AIM Variable Insurance Funds – AIM V.I. Total Return Fund – Series I Shares
2004	0.25%	154,896	9.921020	1,536,726	1.74%	3.47%
2003	0.25%	79,699	9.588040	764,157	2.74%	16.69%

AIM Variable Insurance Funds – AIM V.I. Utilities Fund – Series I Shares
2003	0.25%	5,717	7.744429	44,275	1.05%	17.18%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
2004	0.25%	444,828	11.131246	4,951,490	1.11%	13.20%
2003	0.25%	269,951	9.832886	2,654,397	0.81%	42.85%

Gartmore GVIT – Government Bond Fund – Class I
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%
2004	0.25%	21,918	13.620393	298,532	5.18%	3.00%
2003	0.25%	27,927	13.223142	369,283	2.73%	1.75%

Gartmore GVIT – Growth Fund: Class I
2003	0.25%	28,670	5.146555	147,552	0.02%	32.41%

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund: Class I
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2003	0.25%	820	9.579740	7,855	0.00%	39.79%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2004	0.25%	15,780	17.959872	283,407	0.59%	15.44%
2003	0.25%	324	15.557368	5,041	0.58%	34.31%

Gartmore GVIT – Money Market Fund – Class I
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%

Gartmore GVIT – Nationwide® Fund – Class I
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2004	0.25%	20,024	10.443524	209,121	1.31%	9.48%
2003	0.25%	21,730	9.539460	207,292	0.52%	27.19%

Gartmore GVIT – Small Company Fund – Class I
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2004	0.25%	1,086	20.240968	21,982	0.00%	18.72%
2003	0.25%	6,841	17.048620	116,630	0.00%	40.66%

Gartmore GVIT – Van Kampen GVIT Value Fund: Class I
2004	0.25%	9,778	10.467533	102,352	1.12%	17.21%
2003	0.25%	11,755	8.930936	104,983	1.80%	31.11%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2003	0.25%	4,733	8.554639	40,489	0.00%	35.72%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
INVESCO VIF Growth Fund
2003	0.25%	348,515	$4.291770	$1,495,746	0.00%	29.55%

Legg Mason Partners Variable Portfolios I Inc – Investors Portfolio – Class I
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
2004	0.25%	14,406	13.569403	195,481	2.21%	10.10%
2003	0.25%	7,070	12.324552	87,135	1.32%	32.00%

The BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I
2004	0.40%	39,136	13.668757	534,940	0.00%	10.63%
2003	0.40%	42,275	12.355819	522,342	0.04%	33.09%
2002	0.40%	41,838	9.283590	388,407	0.00%	-7.16%	07/15/02

AIM Variable Insurance Funds – AIM V.I. Core Stock Fund – Series I Shares
2004	0.40%	27,000	10.993594	296,827	0.74%	3.82%
2003	0.40%	158,536	10.588631	1,678,679	1.26%	22.11%
2002	0.40%	286,948	8.671582	2,488,293	1.67%	-19.43%

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I Shares
2002	0.40%	5,342	8.949952	47,811	0.00%	-24.75%

AIM Variable Insurance Funds – AIM V.I. Growth Fund – Series I
2004	0.40%	48,662	10.948763	532,789	0.00%	9.49%	04/30/04

AIM Variable Insurance Funds – AIM V.I. Mid Cap Core Equity Fund – Series I
2004	0.40%	42,190	14.140795	596,600	0.19%	13.36%
2003	0.40%	49,175	12.473849	613,402	0.00%	26.81%
2002	0.40%	52,865	9.836962	520,031	0.00%	-1.63%	07/15/04

AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%
2004	0.40%	52,750	13.691063	722,204	0.00%	13.44%
2003	0.40%	185,394	12.068934	2,237,508	0.00%	32.90%
2002	0.40%	318,301	9.081210	2,890,558	0.00%	-31.39%

AIM Variable Insurance Funds – AIM V.I. Technology Fund – Series I Shares
2002	0.40%	27,179	5.573377	151,479	0.00%	-47.06%

AIM Variable Insurance Funds – AIM V.I. Total Return Fund – Series I Shares
2004	0.40%	22,118	9.832340	217,472	1.74%	3.32%
2003	0.40%	71,235	9.516603	677,915	2.74%	16.51%
2002	0.40%	111,191	8.167813	908,187	3.39%	-10.58%

AIM Variable Insurance Funds – AIM V.I. Utilities Fund – Series I Shares
2002	0.40%	6,844	6.569711	44,963	1.04%	-20.64%

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class A
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%
2004	0.40%	172,414	11.193833	1,929,974	0.86%	11.02%
2003	0.40%	94,893	10.082977	956,804	1.15%	31.97%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67%	02/01/06

American Century Variable Portfolios, Inc. – International Fund – Class I
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
2004	0.40%	18,162	8.151177	148,042	0.00%	14.47%

American Funds Insurance Series – Growth Fund – Class 2
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78%	05/01/06

American Funds Insurance Series – International Fund – Class 2
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91%	05/01/06

Calvert Variable Series, Inc. – Social Equity Portfolio
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
2004	0.40%	3,150	13.352495	42,060	0.08%	6.73%
2003	0.40%	2,995	12.510533	37,469	0.02%	21.69%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	790	$15.520951	$12,262	0.46%	13.96%
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
2004	0.40%	2,156	12.752292	27,494	1.20%	21.40%
2003	0.40%	42	10.504526	441	0.63%	37.23%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
2004	0.40%	326,338	10.218046	3,334,537	1.97%	10.20%
2003	0.40%	217,474	9.272395	2,016,505	1.82%	27.85%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
2004	0.40%	84,172	14.737382	1,240,475	1.24%	19.54%
2003	0.40%	51,497	12.328061	634,858	6.21%	35.81%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2003	0.40%	636,125	11.495307	7,312,452	1.68%	29.70%
2002	0.40%	559,168	8.862985	4,955,898	1.68%	-17.33%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
2004	0.40%	3,898	9.252214	36,065	0.16%	2.85%
2003	0.40%	77,099	8.995716	693,561	0.03%	32.25%
2002	0.40%	9,523	6.801978	64,775	0.00%	-30.48%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2004	0.40%	84,776	11.031720	935,225	1.11%	13.03%
2003	0.40%	305,807	9.759585	2,984,549	0.81%	42.63%
2002	0.40%	574,848	6.842437	3,933,361	0.82%	-20.66%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
2004	0.40%	21,972	13.238537	290,877	0.26%	14.88%
2003	0.40%	405,029	11.523894	4,667,511	0.36%	27.84%
2002	0.40%	384,953	9.014275	3,470,072	0.73%	-9.79%

Fidelity® Variable Insurance Products Fund II – Index 500 Portfolio – Initial Class
2003	0.40%	432,638	7.829650	3,387,404	1.53%	27.90%
2002	0.40%	457,424	6.121876	2,800,293	1.29%	-22.56%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2003	0.40%	97,914	11.796195	1,155,013	2.74%	4.64%
2002	0.40%	75,241	11.272735	848,172	0.00%	9.76%

Fidelity® Variable Insurance Products Fund III – Balanced Portfolio – Service Class
2003	0.40%	191,781	10.283429	1,972,166	2.48%	17.06%
2002	0.40%	154,828	8.784896	1,360,148	2.83%	-9.12%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%
2004	0.40%	78,650	14.728417	1,158,390	1.06%	18.06%
2003	0.40%	49,066	12.475864	612,141	1.59%	31.68%

Gartmore GVIT – Government Bond Fund – Class I
2002	0.40%	19,615	12.918846	253,403	9.52%	10.54%

Gartmore GVIT – Growth Fund: Class I
2002	0.40%	20,775	3.863679	80,268	0.00%	-29.01%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2002	0.40%	6,186	6.812256	42,141	0.00%	-37.27%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
2004	0.40%	136,290	17.799298	2,425,866	0.59%	15.27%
2003	0.40%	99,787	15.441403	1,540,851	0.58%	34.11%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Money Market Fund – Class I
2006	0.40%	325,286	$12.290178	$3,997,823	4.37%	4.11%
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
2004	0.40%	146,872	11.543898	1,695,475	0.83%	0.41%
2003	0.40%	107,374	11.496973	1,234,476	0.55%	0.22%
2002	0.40%	41	11.471376	470	3.26%	0.81%

Gartmore GVIT – Nationwide® Fund – Class I
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
2002	0.40%	17,310	7.455189	129,049	1.94%	-17.68%

Gartmore GVIT – Small Company Fund – Class I
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
2004	0.40%	530	20.060030	10,632	0.00%	18.55%
2003	0.40%	78	16.921572	1,320	0.00%	40.45%
2002	0.40%	717	12.048077	8,638	0.00%	-17.66%

Gartmore GVIT – Worldwide Leaders Fund – Class I
2002	0.40%	15,496	6.265578	97,091	0.00%	-25.69%

Goldman Sachs Variable Insurance Trust – Goldman Sachs VIT Mid Cap Value Fund
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
2004	0.40%	8,870	21.626334	191,826	0.99%	25.38%
2003	0.40%	247	17.248288	4,260	4.06%	27.88%

INVESCO VIF Growth Fund
2003	0.40%	426,314	4.259733	1,815,984	0.00%	29.36%
2002	0.40%	703,188	3.293048	2,315,632	0.00%	-39.18%

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Balanced Portfolio 1
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
2004	0.40%	1,192	9.869290	11,764	1.17%	5.31%
2003	0.40%	177	9.371697	1,659	0.00%	16.73%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Core Bond Portfolio 1
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
2004	0.40%	1,892	13.445176	25,438	1.81%	3.72%
2003	0.40%	218	12.963219	2,826	0.00%	3.46%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
2004	0.40%	2,050	8.423606	17,268	0.00%	12.17%
2003	0.40%	221	7.509677	1,660	0.00%	26.64%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
2004	0.40%	50	15.246029	762	0.29%	14.94%

JPMorgan Insurance Trust – JPMorgan Insurance Trust Equity Index Portfolio
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
2004	0.40%	3,698	8.291329	30,661	0.34%	9.90%
2003	0.40%	132	7.544510	996	0.00%	27.47%

Legg Mason Partners Variable Portfolios I Inc – Investors Portfolio – Class I
2002	0.40%	17,337	9.281074	160,906	2.66%	-23.36%

MFS® Variable Insurance Trust – Investors Growth Stock Series – Initial Class
2006	0.40%	43,392	11.017000	478,050	0.00%	7.15%
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
2004	0.40%	110,050	9.879737	1,087,265	0.00%	8.75%
2003	0.40%	84,317	9.084887	766,010	0.00%	22.53%

MFS® Variable Insurance Trust – Value Series – Initial Class
2004	0.40%	28,266	11.800888	333,564	0.83%	14.72%
2003	0.40%	20,767	10.286766	213,625	0.00%	24.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT–D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.40%	135,012	$11.740817	$1,585,151	0.30%	7.52%
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
2004	0.40%	20,074	10.431598	209,404	0.00%	6.51%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
2004	0.40%	76,140	12.876219	980,395	1.14%	18.69%
2003	0.40%	58,774	10.848847	637,630	0.16%	42.45%

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
2004	0.40%	92,138	13.627337	1,255,596	0.99%	8.45%
2003	0.40%	84,012	12.565018	1,055,612	2.61%	8.42%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
2004	0.40%	70,122	11.785439	826,419	1.94%	4.46%
2003	0.40%	52,710	11.282022	594,675	2.95%	4.62%

Royce Capital Fund – Small Cap
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
2004	0.40%	101,118	13.435110	1,358,531	0.00%	24.45%
2003	0.40%	72,341	10.795330	780,945	0.00%	40.54%

T. Rowe Price Equity Income Portfolio – II
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%
2004	0.40%	12,254	14.398668	176,441	1.99%	14.16%
2003	0.40%	210	12.612824	2,649	2.54%	24.67%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
2004	0.40%	42,666	12.257131	522,963	0.00%	13.84%
2003	0.40%	35,681	10.767230	384,186	0.00%	35.23%

Contract Owners’ Equity Total By Year
2006				$64,229,831

2005				$51,809,031

2004				$65,936,045

2003				$52,487,131

2002				$27,960,046

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company